Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 8,848	$ 1,962
Accounts receivable, net of allowance	1,421	972
Inventory, net of reserves	809	743
Prepaid expenses	$ 156	161
Other current assets		130
Total current assets	$ 11,234	3,968
Property and equipment, net	360	363
Intangible assets, net	907	852
Other assets	26	25
Total non-current assets	1,293	1,240
TOTAL ASSETS	12,527	5,208
CURRENT LIABILITIES
Current portion of long-term debt	3,000	3,175
Debt - related parties	742	1,329
Accounts payable	1,244	1,074
Accrued expenses	687	503
Accrued interest	58	$ 40
Deferred revenue	61
Total current liabilities	$ 5,792	$ 6,121
COMMITMENTS AND CONTINGENCIES
Total liabilities	$ 5,792	$ 6,121
STOCKHOLDERS' EQUITY (DEFICIT)
Ecoark, Inc. Series A, B, C, D Common Shares - exchanged for Ecoark Holdings shares in connection with March 24, 2016 merger		$ 588
Ecoark Holdings, Inc. Common Stock, $0.001 par value; 100,000 shares authorized, 31,436 shares issued and outstanding as of March 31,2016	$ 31
Additional paid-in-capital	49,897	$ 36,164
Subscription receivable	(4,290)	(55)
Accumulated deficit	$ (38,810)	(36,587)
Treasury stock, at cost, 3,542 Ecoark Inc. Series A General Common Shares as of December 31, 2015 - canceled in connection with March 24, 2016 merger		(928)
Total stockholders' equity (deficit) before non-controlling interest	$ 6,828	(818)
Non-controlling interest	(93)	(95)
Total stockholders' equity (deficit)	6,735	(913)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 12,527	$ 5,208